UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/01

Check here if Amendment [ ]  ; Amendment Number:  ___
This Amendment (Check only one.):        [ ]  is a restatement
                                         [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SCFF Management, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    05/03/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     8
Form 13F Information Table Value Total:     $16,533
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                               SCFF Management, LLC
                                            FORM 13F INFORMATION TABLE
                                                  As of 03/31/01
                                                                                                             Voting Authority
                            Title                     Value       Shares/  Sh/ Put/  Invstmt   Other         ----------------
Name of Issuer            of class         CUSIP     (x$1000)     PrnAmt   Prn Call  Dscretn  Managers      Sole      Shared   None
--------------            --------         -----     --------     ------   --- ----  -------  --------      ----      ------   ----
ASHFORD.COM                COMMON        044093102        934   1,494,630   SH         SOLE              1,494,630
MEDICALOGIC                COMMON        584642102        806     526,317   SH         SOLE                526,317
MP3.COM                    COMMON        62473M109      1,094     500,000   SH         SOLE                500,000
NEXTCARD                   COMMON        65332K107      6,277     608,700   SH         SOLE                608,700
SABA SOFTWARE              COMMON        784932105      2,844     529,056   SH         SOLE                529,056
SCIENT                     COMMON        80864H109      2,563   1,301,660   SH         SOLE              1,301,660
VA LINUX                   COMMON        91819B105      1,399     466,322   SH         SOLE                466,322
WEBVAN                     COMMON        94845V103        616   3,940,110   SH         SOLE              3,940,110

